Accounts Receivable - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable [Abstract]
Accounts receivable	$ 12,590	$ 14,832
Unbilled receivables	3,520	4,068
Less: provision for doubtful accounts	(477)	(448)
Accounts receivable, net	$ 15,633	$ 18,452